SCHEDULE OF SHARE PRICE TARGET (Details) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Number of shares to be awarded		3,030,000
Risk free interest rate, share options granted				0.23%
Total fair value		$ 32,148,300	$ 7,241,700
First Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target		$ 15.00
Number of shares to be awarded		3,000,000
Risk free interest rate, share options granted		0.12%
First Anniversary Share Price Target [Member]
IfrsStatementLineItems [Line Items]
Number of shares to be awarded	[1]	3,030,000
Risk free interest rate, share options granted		12.00%
Probability percentage		15.91%
Fair value per award		$ 2.39
Total fair value		$ 7,241,700
Second Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target		$ 20.00
Number of shares to be awarded		3,000,000
Second Anniversary Share Price Target [Member]
IfrsStatementLineItems [Line Items]
Number of shares to be awarded	[1]	3,030,000
Risk free interest rate, share options granted		13.00%
Probability percentage		12.71%
Fair value per award		$ 2.54
Total fair value		$ 7,696,200
Third Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target		$ 25.00
Number of shares to be awarded		3,000,000
Third Anniversary Share Price Target [Member]
IfrsStatementLineItems [Line Items]
Number of shares to be awarded	[1]	3,030,000
Risk free interest rate, share options granted		16.00%
Probability percentage		11.18%
Fair value per award		$ 2.80
Total fair value		$ 8,484,000
Fourth Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Share price target		$ 30.00
Number of shares to be awarded		3,000,000
Fourth Anniversary Share Price Target [Member]
IfrsStatementLineItems [Line Items]
Number of shares to be awarded	[1]	3,030,000
Risk free interest rate, share options granted		22.00%
Probability percentage		9.59%
Fair value per award		$ 2.88
Total fair value		$ 8,726,400

[1]	Includes the service provider’s 1% entitled shares upon reaching the earn-out milestones, as previously described.